1
Gabelli Love Our Planet & People ETF
Schedule of Investments — March 31, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 97.6%
Automotive Parts and Accessories – 5.1%
5,000
Blue Bird Corp.† .....................................
$ 161,850
1,160
Cummins Inc. ..........................................
363,590
525,440
Banking – 1.8%
13,946
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
189,944
Building and Construction – 9.1%
4,100
Arcosa Inc. ..............................................
316,192
1,148
Carrier Global Corp. ................................
72,783
2,500
Centuri Holdings Inc.† ............................
40,975
4,104
Gibraltar Industries Inc.† ........................
240,741
3,434
Johnson Controls International plc .........
275,098
945,789
Business Services – 2.4%
11,000
Ranpak Holdings Corp.† ........................
59,620
10,500
Resideo Technologies Inc.† ....................
185,850
245,470
Consumer Products – 0.9%
1,622
Unilever plc, ADR ...................................
96,590
Diversified Industrial – 3.2%
3,359
AZZ Inc. ..................................................
280,846
2,755
L.B. Foster Co., Cl. A† ............................
54,218
335,064
Electronics – 6.0%
4,000
Flex Ltd.† ................................................
132,320
29,000
Mirion Technologies Inc.† .......................
420,500
1,717
NEXTracker Inc., Cl. A† ..........................
72,354
625,174
Energy and Utilities – 13.8%
3,721
Alliant Energy Corp. ................................
239,446
2,111
American Water Works Co. Inc. ..............
311,415
5,800
Brookfield Renewable Corp. ...................
161,936
800
GE Vernova Inc. ......................................
244,224
2,941
IDACORP Inc. .........................................
341,803
14,280
XPLR Infrastructure LP ...........................
135,660
1,434,484
Environmental Services – 10.9%
22,047
Ardagh Metal Packaging SA ...................
66,582
2,135
Republic Services Inc. ............................
517,012
2,795
Waste Connections Inc. ..........................
545,556
1,129,150
Equipment and Supplies – 13.4%
3,500
Crown Holdings Inc. ................................
312,410
1,195
Hubbell Inc. .............................................
395,437
524
Littelfuse Inc. ...........................................
103,092
358
Preformed Line Products Co. ..................
50,152
1,500
The Gorman-Rupp Co. ...........................
52,650
Shares Market Value
2,641
The Timken Co. .......................................
$ 189,809
1,031
Valmont Industries Inc. ...........................
294,217
1,397,767
Financial Services – 4.9%
5,028
ING Groep NV, ADR ...............................
98,498
800
S&P Global Inc. ......................................
406,480
504,978
General Industrial Machinery and Equipment – 5.0%
3,671
Flowserve Corp. ......................................
179,292
9,000
Matthews International Corp., Cl. A ........
200,160
5,500
Mueller Water Products Inc., Cl. A ..........
139,810
519,262
Health Care – 1.1%
1,801
Royalty Pharma plc, Cl. A .......................
56,065
125
Vertex Pharmaceuticals Inc.† .................
60,603
116,668
Machinery – 9.2%
17,911
CNH Industrial NV ..................................
219,947
569
Deere & Co. ............................................
267,060
3,950
Xylem Inc. ...............................................
471,867
958,874
Metals and Mining – 3.2%
4,000
Cameco Corp. .........................................
164,640
4,466
Freeport-McMoRan Inc. ..........................
169,083
333,723
Real Estate Investment Trust – 3.1%
11,000
Weyerhaeuser Co. ..................................
322,080
Specialty Chemicals – 2.3%
800
Air Products and Chemicals Inc. .............
235,936
Technology Services – 2.2%
770
Alphabet Inc., Cl. C .................................
120,297
2,297
Corning Inc. ............................................
105,157
225,454
TOTAL COMMON STOCKS .......... 10,141,847
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS– 2.4%
$ 250,000 U.S. Treasury Bills,
4.12% to 4.23%††, 05/08/25 to 06/20/25
248,398
TOTAL INVESTMENTS — 100.0%
(cost $8,434,453) ....................................
$ 10,390,245
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt